Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants
(12)	Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of
	December 31, 2012	March 31, 2013	Exercise Price		Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20		September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80		March 2016
Issued to lenders	6,449	6,449	$234.40		August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90		October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing	27,388,851	27,218,851	$1.10	(1)	March 2016
Issued pursuant to October 2012 debt financing	52,843,337	52,843,337	$0.75	(2)	October 2014 through October 2022
	80,232,188	80,062,188
Total	80,250,702	80,080,702

(1)
Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and increased the number of warrants.

Liability-classified Warrants

2011 Warrants

In March 2011, the Company issued warrants (2011 Warrants) to purchase 1,046,102 shares of common stock in connection with a private placement transaction. Each warrant was exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. On December 31, 2012, the Company commenced an offer to the holders of 2011 Warrants to amend and restate the 2011 Warrants. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10. Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction.

The fair value of the 2011 Warrants as of December 31, 2012 and March 31, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.

In connection with the valuation performed on the 2011 Warrants, the Company believed the common stock price had not fully adjusted for the potential future dilution from the 2012 Financing due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, the uncertainty of the Company's outcome on its research programs, and the anti-dilution adjustment features of the warrants. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.03 per share as of December 31, 2012 and March 31, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the three months ended March 31, 2012 and 2013, the Company recorded non-operating income of $0.5 million and $0.3 million, respectively due to a decrease in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of
	December 31, 2012	March 31, 2013	Net cash settlement value as of March 31, 2013

Calculated aggregate value (in thousands)	$2,378	$2,117	$17,952	(1)
Exercise price per share of warrant	$1.10	$1.10 (2)	$1.10	(2)
Closing price per share of common stock	Not applicable	Not applicable	$0.75
Equity volatility	115.0%	115.0%	191.6	% (3)
Asset volatility	90%	90.0%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	2.9
Weighted average risk-free interest rate	0.3%	0.1%	0.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of March 31, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.

(2)
Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants.

(3)	Represents the volatility assumption used to calculate the net cash settlement value as of March 31, 2013 based on the terms of the warrant agreement.

2012 Warrants

On October 2, 2012, as part of the 2012 Financing, the Company issued the 2012 Warrants to holders of the Convertible Notes. The 2012 Warrants were exercisable at an exercise price of $0.75 per share subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. On April 6, 2013, the conversion price of the Convertible Notes was adjusted to $0.69 per share, the exercise price of the Warrants was adjusted to $0.69 per share, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Major Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Major Transaction.

The fair value of the warrants as of December 31, 2012 and March 31, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction. In addition, the following inputs were used in the valuation model: assumptions regarding the aggregate value of the Company's debt and equity instruments, the amounts and dates of future debt financing transaction, and the historical and prospective volatility in the value of the Company's debt and equity instruments. The Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.03 per share as of December 31, 2012 and March 31, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the three months ended March 31, 2013, the Company recorded non-operating income of $0.1 million due to an increase in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement
	December 31, 2012	March 31, 2013	value as of March 31, 2013

Calculated aggregate value (in thousands)	$3,800	$3,921	$37,757	(1)
Exercise price per share of warrant	$0.75	$0.75 (2)	$0.75	(2)
Closing price per share of common stock	Not applicable	Not applicable	$0.73	(3)
Equity volatility	115.0%	115.0%	191.6	% (4)
Asset volatility	90.0%	90.0%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	7.7
Risk-free interest rate	0.3%	0.1%	1.5%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of March 31, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69 and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares.

(3)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of March 31, 2013.

(4)	Represents the volatility assumption used to calculate the net cash settlement value as of March 31, 2013, defined in the 2012 Warrant Agreement.

(13)         Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of December 31,		Exercise
	2011	2012	Price	Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20	September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80	March 2016
Issued to lenders	6,449	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90	October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing (1)	1,046,102	27,388,851	$1.10	March 2016
Issued pursuant to October 2012 debt financing	—	52,843,337	$0.75	October 2014 through October 2022
	1,046,102	80,232,188
Total	1,064,616	80,250,702

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

2011 Warrants

In March 2011, the Company issued warrants (2011 Warrants) to purchase 1,046,102 shares of common stock in connection with a private placement transaction. Each warrant was exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.

On December 31, 2012, the Company commenced an offer to the holders of 2011 Warrants to amend and restate the 2011 Warrants. The Company subsequently executed exchange agreements (Exchange Agreements) with all of the holders of 2011 Warrants to exchange their 2011 Warrants for amended and restated warrants (2011 Amended and Restated Warrants).

Pursuant and subject to the Exchange Agreements, which generally governed the process of the exchange, the Holders executing the Exchange Agreements exchanged the 2011 Warrants held by each of them for 2011 Amended and Restated Warrants that provide for the following amendments:

·
an adjusted exercise price of $1.10, and a proportionate adjustment in the number of shares underlying the 2011 Warrants, which takes into account all adjustments under the 2011 Warrants as a result of the 2012 Financing;

·	certain edits to remove a Delisting (as defined in the 2011 Warrants) from qualifying as a fundamental transaction;
·
a Black Scholes calculation used to the determine the cash value received by a holder from the Company in connection with a repurchase of the unexercised portion of a warrant after the occurrence of a fundamental transaction that assumes a zero cost of borrow and a price per share equal to the closing market price of the Company's common stock, immediately prior to the closing of a fundamental transaction;

·
a Black Scholes calculation for purposes of determining the value of options issued in connection with the sale of other securities that assumes a zero cost of borrow and a price per share equal to the closing market price of the Company's common stock on the date the options are publicly announced, and if not announced, on the date they are issued; and

·
excluding the 2012 Financing and exercise of the call option provided under its terms as a trigger for adjustments to the exercise price of the warrants except that adjustments to the exercise price, conversion price or purchase price of the 2012 Financing securities (i) resulting from registration of such securities with the Securities Exchange Commission or the commencements of the Rule 144 Period, as contemplated by the 2012 Financing documents, will result in a proportional adjustment to the exercise price of the warrants and (ii) resulting from additional financings or other events will result in adjustments of the exercise price of the warrants pursuant to the terms of the 2011 Amended and Restated Warrant.

Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.
The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction.

The net cash settlement value at the time of any future Fundamental Transaction will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction. The net cash settlement value at the time of a Fundamental Transaction could exceed the carrying value. For example, as of December 31, 2012, the calculated cash settlement value of $16.5 million exceeded the fair value of $2.4 million.

As of December 31, 2011, the fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's peer group, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield. Changes in these assumptions can materially affect the fair value estimate.

The fair value of the 2011 Warrants as of December 31, 2012 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or, in the case of the December 31, 2011 valuation, a Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.

In connection with the valuation performed on the 2011 Warrants, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed on October 2, 2012 due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, the uncertainty of the Company's outcome on its research programs, and the anti-dilution adjustment features of the warrants. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.05 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the year ended December 31, 2011 and 2012, the Company recorded non-operating income of $14.4 million and $0.1 million, respectively due to a decrease in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of December 31,		Net cash settlement value as of
	2011	2012	December 31, 2012

Calculated aggregate value (in thousands)	$2,511	$2,378	$16,525	(2)
Exercise price per share of warrant (1)	$28.80	$1.10	$1.10
Closing price per share of common stock	$4.70	Not applicable	$0.99
Equity volatility	93.8%	115.0%	100.0	% (3)
Asset volatility	Not applicable	90.0%	Not applicable
Probability of Fundamental Transaction	28.9%	100%	Not applicable
Weighted average risk-free interest rate	0.7%	0.3%	0.4%
Dividend yield	None	None	None

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

(2)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the Amended and Restated Warrant Agreement.

2012 Warrants

On October 2, 2012, as part of the 2012 Financing, the Company issued the 2012 Warrants to holders of the Convertible Notes. The 2012 Warrants are exercisable at an exercise price of $0.75 per share subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (October 2, 2012) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.

The 2012 Warrants include (i) five-year warrants to purchase up to 16,672,145 shares of common stock, (ii) ten-year warrants to purchase up to 33,344,293 shares of common stock and (iii) two-year warrants, issued only to holders of the Demand Notes, to purchase up to 1,118,722 shares of common stock.
In addition, the Company issued Horizon, ten-year warrants to purchase 1,138,785 shares of common stock and five-year warrants to purchase 569,392 shares of common stock in connection with the Loan Amendment (see Note 10).

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Major Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Major Transaction.

The net cash settlement value at the time of any future Major Transaction will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the Five-Day Volume Weighted Average Price (VWAP) determined as of the trading day immediately following announcement of a Major Transaction. The net cash settlement value at the time of a Fundamental Transaction could exceed the carrying value. For example, as of December 31, 2012, the calculated cash settlement value of $39.9 million exceeded the fair value of $3.8 million.

The fair value of the warrants as of October 2, 2012 and December 31, 2012 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction. In addition, the following inputs were used in the valuation model: assumptions regarding the aggregate value of the Company's debt and equity instruments, the amounts and dates of future debt financing transaction, and the historical and prospective volatility in the value of the Company's debt and equity instruments. The Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. As of December 31, 2012, the valuation resulted in a model-derived common stock value of $0.04 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the year ended December 31, 2012, the Company recorded non-operating income of $1.3 million, due to a decrease in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of:		Net cash settlement value as of December 31, 2012
	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$4,944	$3,800	$39,900	(1)
Exercise price per share of warrant	$0.75	$0.75	$0.75
Closing price per share of common stock	Not applicable	Not applicable	$0.99	(2)
Equity volatility	115%	115%	76	% (3)
Asset volatility	90%	90%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	8.0
Risk-free interest rate	0.2%	0.3%	1.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012, defined in the 2012 Warrant Agreement.